Recently Issued International Financial Reporting Standards - Additional Information (Detail)	Dec. 20, 2016	Apr. 08, 2014
Incyte collaboration agreement [member]
Disclosure of recently issued ifrs [Line Items]
Estimated contractual term	21 years
ONO Research and License Agreement [member]
Disclosure of recently issued ifrs [Line Items]
Estimated contractual term		4 years 6 months
Incyte proprietary technology [member]
Disclosure of recently issued ifrs [Line Items]
Estimated contractual term	9 years